Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 167,961	$ 140,240	$ 127,455
Debt Securities	100.00%	100.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,913
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	66.80%	66.30%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	31.90%	33.10%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities		0.60%
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 167,961
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,913